October 23, 2013

United States Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re: Neiman Funds

On behalf of Neiman Tactical Income Fund (the “Fund”), a series of Neiman Funds (the "Trust"), we hereby file a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934. The proxy statement relates to the approval of a new Sub Investment Advisory Agreement between Neiman Funds Management LLC and Absolute Capital Management, LLC.

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP